LONG-TERM DEBT-MORTGAGES (Details) - Schedule of long-term debt - USD ($)		12 Months Ended
		Jul. 31, 2023	Jul. 31, 2022
Extinguishment of Debt [Line Items]
Deferred financing costs		$ (54,631)	$ (92,743)
Total		$ 5,144,205	6,358,289
Long-Term Debt [Member] | Bond St. land and building, Brooklyn, NY [Member]
Extinguishment of Debt [Line Items]
Current Annual Interest Rate	[1]	4.375%
Final Payment Date	[1]	Dec. 01, 2024
Long term loan	[1]	$ 1,653,117	2,759,236
Long-Term Debt [Member] | Fishkill land and building [Member]
Extinguishment of Debt [Line Items]
Current Annual Interest Rate	[2]	3.98%
Final Payment Date	[2]	Apr. 01, 2025
Long term loan	[2]	$ 3,545,719	$ 3,691,796

[1]	In November 2019, the Company refinanced the remaining balance of a $6,000,000, 3.54% interest rate loan with another bank for $5,255,920 plus an additional $144,080 for a total of $5,400,000. The interest rate on the new loan is fixed at 4.375%. The loan is self-liquidating over a period of five years and secured by the Nine Bond Street land and building in Brooklyn, New York.
[2]	In March 2020, the Company obtained a loan with a bank in the amount of $4,000,000 to finance renovations and brokerage commissions relating to space leased to a community college at the Fishkill, New York building. The loan is secured by the Fishkill, New York land and building; amortized over a 20-year period with an interest rate of 3.98% and is due in five years.